Property and Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 59,132	R$ 12,591
Ending Balance	R$ 74,095	R$ 59,132
Annual depreciation rate - %	0.00%	0.00%
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 27,796	R$ 0
Ending Balance	R$ 27,238	R$ 27,796
Annual depreciation rate - %	2.00%	2.00%
Furniture and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 5,035	R$ 3,555
Ending Balance	R$ 4,792	R$ 5,035
Furniture and fittings stuffs [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	5.00%	5.00%
Furniture and fittings stuffs [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	10.00%	10.00%
Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 20,141	R$ 5,758
Ending Balance	R$ 31,213	R$ 20,141
Improvements in properties of third parties [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	10.00%	10.00%
Improvements in properties of third parties [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	20.00%	20.00%
Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 4,444	R$ 1,506
Ending Balance	R$ 5,088	R$ 4,444
Annual depreciation rate - %	20.00%	20.00%
Equipment And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 1,052	R$ 981
Ending Balance	R$ 1,303	R$ 1,052
Equipment And Tools [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	5.00%	5.00%
Equipment And Tools [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	10.00%	10.00%
Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 664	R$ 791
Ending Balance	R$ 4,460	R$ 664
Annual depreciation rate - %	0.00%	0.00%
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 125,083	R$ 80,571
Assets recognized as a result of business combination	1,808	49,076
Acquisitions, net of disposals	24,026	2,056
Write-off of fully depreciated items	(17,734)	(13,253)
Foreign Exchange variations of property and equipment abroad	(2,941)	6,634
Ending Balance	130,242	125,083
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	27,889	0
Assets recognized as a result of business combination	0	27,889
Acquisitions, net of disposals	0	0
Write-off of fully depreciated items		0
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	27,889	27,889
Gross carrying amount [member] | Furniture and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	10,534	12,858
Assets recognized as a result of business combination	557	1,985
Acquisitions, net of disposals	577	346
Write-off of fully depreciated items	(2,394)	(4,655)
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	9,274	10,534
Gross carrying amount [member] | Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	70,951	48,963
Assets recognized as a result of business combination	988	16,453
Acquisitions, net of disposals	16,799	523
Write-off of fully depreciated items	(13,817)	(138)
Foreign Exchange variations of property and equipment abroad	(2,630)	5,150
Ending Balance	72,292	70,951
Gross carrying amount [member] | Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	6,243	7,634
Assets recognized as a result of business combination	0	2,378
Acquisitions, net of disposals	2,201	1,277
Write-off of fully depreciated items	(648)	(5,046)
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	7,795	6,243
Gross carrying amount [member] | Equipment And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	8,790	10,325
Assets recognized as a result of business combination	124	211
Acquisitions, net of disposals	839	185
Write-off of fully depreciated items	(614)	(3,415)
Foreign Exchange variations of property and equipment abroad	(798)	1,484
Ending Balance	8,341	8,790
Gross carrying amount [member] | Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	676	791
Assets recognized as a result of business combination	139	160
Acquisitions, net of disposals	3,610	(275)
Write-off of fully depreciated items	(261)
Foreign Exchange variations of property and equipment abroad	487	0
Ending Balance	4,651	676
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(65,951)	(67,980)
Write-off of fully depreciated items	15,989	13,207
Depreciation	(9,539)	(5,525)
Foreign Exchange variations of property and equipment abroad	3,841	(5,653)
Ending Balance	(56,147)	(65,951)
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(93)	0
Write-off of fully depreciated items		0
Depreciation	(558)	(93)
Foreign Exchange variations of property and equipment abroad		0
Ending Balance	(651)	(93)
Accumulated depreciation and amortisation [member] | Furniture and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(5,500)	(9,303)
Write-off of fully depreciated items	2,263	4,608
Depreciation	(1,244)	(937)
Foreign Exchange variations of property and equipment abroad		132
Ending Balance	(4,482)	(5,500)
Accumulated depreciation and amortisation [member] | Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(50,810)	(43,205)
Write-off of fully depreciated items	12,936	138
Depreciation	(5,300)	(3,414)
Foreign Exchange variations of property and equipment abroad	2,095	(4,329)
Ending Balance	(41,079)	(50,810)
Accumulated depreciation and amortisation [member] | Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(1,799)	(6,128)
Write-off of fully depreciated items	176	5,046
Depreciation	(1,874)	(702)
Foreign Exchange variations of property and equipment abroad	790	(15)
Ending Balance	(2,707)	(1,799)
Accumulated depreciation and amortisation [member] | Equipment And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(7,738)	(9,344)
Write-off of fully depreciated items	614	3,415
Depreciation	(381)	(379)
Foreign Exchange variations of property and equipment abroad	469	(1,430)
Ending Balance	(7,038)	(7,738)
Accumulated depreciation and amortisation [member] | Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(11)	0
Write-off of fully depreciated items	0	0
Depreciation	(180)	0
Foreign Exchange variations of property and equipment abroad		(11)
Ending Balance	R$ (191)	R$ (11)